Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
ALTIMAR ACQUISITION CORP. II [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 1A. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s unaudited interim condensed financial statements as of September 30, 2021, management determined it should restate its previously reported unaudited interim condensed financial statements. The Company had previously determined the Class A Ordinary Shares subject to possible redemption to be equal to the redemption value of
$10.00
per Class A Ordinary Shares while also taking into consideration a redemption cannot result in net tangible assets being less than
$5,000,001.
Management has also determined that the Class A Ordinary Shares issued in connection with the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management has concluded that the redemption value should include all the Class A Ordinary Shares subject to possible redemption, resulting in the Class A Ordinary Shares subject to possible redemption being equal to their redemption value. In connection with the change in presentation for the Class A Ordinary Shares subject to possible redemption, the Company also restated its earnings per share calculation to allocate net income (loss) pro rata to Class A and Class B Ordinary Shares. The presentation contemplates a Business Combination as the most likely outcome, in which case, both the Class A Ordinary Shares and the Class B Ordinary Shares share pro rata in the income (loss) of the Company.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s Form
10-Qs
for the quarterly periods ended March 31, 2021 and June 30, 2021 as well as the audited balance sheet reported in the Current Report on Form
8-K
filed as of February 9, 2021, the closing date of the Initial Public Offering (collectively, the “Prior Affected Periods”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Prior Affected Periods should be restated to present all Class A Ordinary Shares subject to possible redemption in temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering as well as to restate net income (loss) per share. As such, the Company is reporting these restatements to the Prior Affected Periods.
There has been no change in the Company’s total assets, liabilities or operating results.

The impact of the restatement on the Company’s previously issued financial statements is reflected in the following tables
.
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported audited balance sheet as of February 9, 2021:

	As Previously Reported	Adjustment	As Revised
Balance Sheet as of February 9, 2021 (audited)
Class A Ordinary Shares subject to possible redemption	$300,351,190	$44,648,810	$345,000,000
Class A Ordinary Shares	446	(446)	—
Additional paid-in capital	13,003,096	(13,003,096)	—
Accumulated deficit	(8,004,403)	(31,645,268)	(39,649,671)
Total shareholders’ equity (deficit)	5,000,002	(44,648,810)	(39,648,808)
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited balance sheet as of March 31, 2021:

	As Previously Reported	Adjustment	As Revised
Balance Sheet as of March 31, 2021 (unaudited)
Class A Ordinary Shares subject to possible redemption	$292,624,940	$52,375,060	$345,000,000
Class A Ordinary Shares	524	(524)	—
Additional paid-in capital	20,729,270	(20,729,270)	—
Accumulated deficit	(15,730,653)	(31,645,266)	(47,375,919)
Total shareholders’ equity (deficit)	5,000,004	(52,375,060)	(47,375,056)
The table below presents the
e
ffect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited statement of cash flows for the three months ended March 31, 2021:

	As Previously Reported	Adjustment	As Revised
Three Months ended March 31, 2021 (unaudited)
Non-cash investing and financing activities
Initial classification of Class A Ordinary Shares subject to possible redemption	300,351,190	(300,351,190)	—
Change in value of Class A Ordinary Shares subject to possible redemption	(7,726,250)	7,726,250	—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited balance sheet as of June 30, 2021:

	As Previously Reported	Adjustment	As Revised
Balance Sheet as of June 30, 2021 (unaudited)
Class A Ordinary Shares subject to possible redemption	$306,503,630	$38,496,370	$345,000,000
Class A Ordinary Shares	385	(385)	—
Additional paid-in capital	6,850,719	(6,850,719)	—
Accumulated deficit	(1,851,965)	(31,645,266)	(33,497,231)
Total shareholders’ equity (deficit)	5,000,002	(38,496,370)	(33,496,368)

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited statement of cash flows for the six months ended June 30, 2021:

	As Previously Reported	Adjustment	As Revised
Six Months ended June 30, 2021 (unaudited)
Non-cash investing and financing activities
Initial classification of Class A Ordinary Shares subject to possible redemption	300,351,192	(300,351,192)	—
Change in value of Class A Ordinary Shares subject to possible redemption	6,152,436	(6,152,436)	—
The impact to the reported amounts of w
e
ighted average shares outstanding and the basic and diluted net income (loss) per share is presented below for the quarterly periods ended March 31, 2021 and June 30, 2021:

	Net Income (Loss) Per Share
	As Previously Reported	Adjustment		As Revised
Three Months Ended March 31, 2021 (unaudited)
Weighted average shares outstanding — Class A Ordinary Shares	34,500,000	(14,950,000)		19,550,000
Basic and diluted net income (loss) per share — Class A Ordinary Shares	$—	$(0.57	) $	(0.57)
Weighted average shares outstanding — Class B Ordinary Shares	8,125,000	—		8,125,000
Basic and diluted net income (loss) per share — Class B Ordinary Shares	$(1.94)	$1.37		$(0.57)

	Net Income (Loss) Per Share
	As Previously Reported	Adjustment		As Revised
Three Months Ended June 30, 2021 (unaudited)
Weighted average shares outstanding — Class A Ordinary Shares	34,500,000	—		34,500,000
Basic and diluted net income (loss) per share — Class A Ordinary Shares	$—	$0.32		$0.32
Weighted average shares outstanding — Class B Ordinary Shares	8,625,000	—		8,625,000
Basic and diluted net income (loss) per share — Class B Ordinary Shares	$1.61	$(1.29	) $	0.32

	Net Income (Loss) Per Share
	As Previously Reported	Adjustment		As Revised
Six Months Ended June 30, 2021 (unaudited)
Weighted average shares outstanding — Class A Ordinary Shares	34,500,000	(7,433,702)		27,066,298
Basic and diluted net income (loss) per share — Class A Ordinary Shares	$—	$(0.05	) $	(0.05)
Weighted average shares outstanding — Class B Ordinary Shares	8,376,381	—		8,376,381
Basic and diluted net income (loss) per share — Class B Ordinary Shares	$(0.22)	$0.17		$(0.05)